Legal proceedings	12 Months Ended
Dec. 31, 2018
Disclosure Of Legal Proceedings [Abstract]
Legal proceedings

47 Legal proceedings

ING Group and its consolidated subsidiaries are involved in governmental, regulatory, arbitration and legal proceedings and investigations in the Netherlands and in a number of foreign jurisdictions, including the U.S., involving claims by and against them which arise in the ordinary course of their businesses, including in connection with their activities as lenders, broker-dealers, underwriters, issuers of securities and investors and their position as employers and taxpayers. In certain of such proceedings, very large or indeterminate amounts are sought, including punitive and other damages. While it is not feasible to predict or determine the ultimate outcome of all pending or threatened governmental, regulatory, arbitration and legal proceedings and investigations, ING is of the opinion that some of the proceedings and investigations set out below may have or have in the recent past had a significant effect on the financial position, profitability or reputation of ING and/or ING and its consolidated subsidiaries.

Criminal investigations: On 4 September 2018, ING announced that it has entered into a settlement agreement with the Dutch Public Prosecution Service relating to previously disclosed investigations regarding various requirements for client on-boarding and the prevention of money laundering and corrupt practices. Under the terms of the agreement ING has agreed to pay a fine of EUR 675 million and EUR 100 million for disgorgement. As previously noted, in connection with the investigations ING also received information requests from the US Securities and Exchange Commission (SEC). As ING announced on 5 September 2018, ING has received a formal notification from the SEC that it has concluded its investigation. In the letter dated 4 September 2018 the Division of Enforcement states that, based on information as of the date thereof, it does not intend to recommend an SEC enforcement action against ING.

Tax cases: Because of the geographic spread of its business, ING may be subject to tax audits, investigations and procedures in numerous jurisdictions at any point in time. Although ING believes that it has adequately provided for all its tax positions, the ultimate resolution of these audits, investigations and procedures may result in liabilities which are different from the amounts recognised. ING has also identified issues in connection with its U.S. tax information reporting and withholding obligations in respect of prior periods. While a provision has been recognised, the review of such issues is ongoing.

Litigation regarding products of a former subsidiary in Mexico: Proceedings in which ING is involved include complaints and lawsuits concerning the performance of certain interest sensitive products that were sold by a former subsidiary of ING in Mexico. A provision has been taken in the past.

SIBOR – SOR litigation: In July 2016, investors in derivatives tied to the Singapore Interbank Offer Rate (‘SIBOR’) filed a U.S. class action complaint in the New York District Court alleging that several banks, including ING, conspired to rig the prices of derivatives tied to SIBOR and the Singapore Swap Offer Rate (‘SOR’). The lawsuit refers to investigations by the Monetary Authority of Singapore (‘MAS’) and other regulators, including the U.S. Commodity Futures Trading Commission (‘CFTC’), in relation to rigging prices of SIBOR- and SOR based derivatives. In October 2018, the New York District Court issued a decision dismissing all claims against ING Group and ING Capital Markets LLC, but leaving ING Bank, together with several other banks, in the case, and directing plaintiffs to file an amended complaint consistent with the Court's rulings. On 25 October 2018, plaintiffs filed such amended complaint, which asserts claims against a number of defendants but none against ING Bank (or any other ING entity), effectively dismissing ING Bank from the case. In December 2018, plaintiffs sought permission from the Court to file a further amended complaint that names ING Bank as a defendant. If the Court allows plaintiffs to file that complaint, ING Bank will continue to defend itself against the allegations. Currently, it is not possible to provide an estimate of the (potential) financial effect of this claim.

Claims regarding accounts with predecessors of ING Bank Turkey: ING Bank Turkey has received numerous claims from (former) customers of legal predecessors of ING Bank Turkey. The claims are based on offshore accounts held with these banks, which banks were seized by the Savings Deposit Insurance Fund (SDIF’) prior to the acquisition of ING Bank Turkey in 2007 from OYAK. SDIF has also filed various lawsuits against ING Bank Turkey to claim compensation from ING Bank Turkey, with respect to amounts paid out to offshore account holders so far. ING Bank had initiated an arbitration procedure against OYAK in which ING Bank sought to be held harmless for these claims. The arbitration court dismissed ING’s prayers for relief. At this moment it is not possible to assess the outcome of these procedures nor to provide an estimate of the (potential) financial effect of these claims.

VEB Fortis claim: In January 2011, the Dutch Association of Stockholders (Vereniging van Effectenbezitters, “VEB”) issued a writ alleging that investors were misled by the prospectus that was issued with respect to the September 2007 rights issue of Fortis N.V. (now Ageas N.V.) against Ageas N.V., the underwriters of such rights issue, including ING Bank, and former directors of Fortis N.V. According to the VEB the prospectus shows substantive incorrect and misleading information. The VEB stated that the impact and the risks of the sub-prime crisis for Fortis and Fortis’ liquidity position were reflected incorrectly in the prospectus. The VEB requested a declaratory decision stating that the summoned parties acted wrongfully and are therefore responsible for the damages suffered by the investors in Fortis. In March 2016, Ageas, VEB and certain other claimants announced that the claim in relation to Fortis had been settled. Ageas agreed to pay EUR 1.2 billion to investors as compensation. On 13 July 2018, the Court of Appeal declared the settlement agreement binding. The settlement also included a third-party release clause, releasing ING and the other underwriting banks from the claims made by VEB on behalf of investors in this matter.

Interest rate derivatives claims: ING is involved in several legal proceedings in the Netherlands with respect to interest rate derivatives that were sold to clients in connection with floating interest rate loans in order to hedge the interest rate risk of the loans. These proceedings are based on several legal grounds, depending on the facts and circumstances of each specific case, inter alia alleged breach of duty of care, insufficient information provided to the clients on the product and its risks and other elements related to the interest rate derivatives that were sold to clients. In some cases, the court has ruled in favour of the claimants and awarded damages, annulled the interest rate derivative or ordered repayment of certain amounts to the claimants. The total amounts that need to be repaid or compensated in some cases still need to be determined. ING may decide to appeal against adverse rulings. Although the outcome of the pending litigation and similar cases that may be brought in the future is uncertain, it is possible that the courts may ultimately rule in favour of the claimants in some or all of such cases. Where appropriate a provision has been taken. The aggregate financial impact of the current and future litigation could become material.

As requested by the AFM, ING has reviewed a significant part of the files of clients who bought interest rate derivatives. In December 2015, the AFM concluded that Dutch banks may have to re-assess certain client files, potentially including certain derivative contracts that were terminated prior to April 2014 or other client files. As advised by the AFM, the Minister of Finance appointed a Committee of independent experts (the “Committee”) which has established a uniform recovery framework for Dutch SME clients with interest rate derivatives. ING has adopted this recovery framework and has reassessed individual files against this framework. ING has taken an additional provision for the financial consequences of the recovery framework. In 2017, ING has informed the majority of the relevant clients whether they are in scope of the recovery framework, and thus eligible for compensation, or not. Because implementation by ING of the uniform recovery framework encountered delay, ING has previously offered advance payments to customers out of the existing provision. As of December 2018, all customers in scope of the uniform recovery framework have received an offer of compensation from ING.

Interest surcharges claims: ING received complaints and is involved in litigation with natural persons (natuurlijke personen) in the Netherlands regarding increases in interest surcharges with respect to several credit products, including but not limited to residential property (eigenwoningfinanciering). ING is reviewing the relevant product portfolio. Although the review is still ongoing, a provision has been taken for certain of these complaints.

Criminal proceedings regarding cash company financing: In June 2017, a Belgian criminal Court ruled that ING Luxembourg assisted third parties in 2000 to commit a tax fraud in the context of the purchase of the shares of a cash company. The Court convicted ING Luxembourg, among others, and ordered ING to pay a penal fine of EUR 120,000 (suspended for half of the total amount). The court also ordered ING Luxembourg jointly and severally with other parties, to pay EUR 31.48 million (together with any interest payable under applicable law) to the bankruptcy trustee of the cash company. In July 2017, ING Luxembourg filed an appeal against this judgment. A settlement with all the civil parties involved was reached in mid-2018. However, this settlement does not apply to the criminal conviction of ING Luxembourg, for which ING’s appeal remains pending. In a separate proceeding the Belgian authorities were also investigating ING Luxembourg for allegedly assisting third parties in 2001 to commit tax fraud in the context of the purchase of the shares of a different cash company. In December 2018, the Court has agreed upon a global (civil and criminal) settlement of any claims in connection with this separate proceeding, which settlement is binding.

Mortgage expenses claims: ING Spain has received claims and is involved in procedures with customers regarding reimbursement of expenses associated with the formalisation of mortgages. In most court proceedings in first instance the expense clause of the relevant mortgage contract has been declared null and ING Spain has been ordered to reimburse all or part of the applicable expenses. The courts in first instance have applied in their rulings different criteria regarding the reimbursement of expenses. ING Spain has filed an appeal against a number of these court decisions. ING Spain has also been included, together with other Spanish banks, in a class action filed by a customer association. The outcome of the pending litigation and similar cases that may be brought in the future is uncertain. A provision has been taken. However, the aggregate financial impact of the current and future litigation could change. In February 2018, the Spanish Supreme Court ruled that Stamp Duty (Impuesto de Actos Jurídicos Documentados) expenses are chargeable to the customer, while in October 2018 it ruled that Stamp Duty is chargeable to the banks. In November 2018, the Spanish Supreme Court clarified the issue regarding Stamp Duty by stating that this tax should be borne by the customer. As for the remaining types of the expenses, in January 2019, the Spanish Supreme Court issued several decisions that stated that the client and the bank each have to bear half of the notary and management company costs and that registry costs have to be borne in full by the bank. Allocation of valuation costs between the bank and the customer were not addressed by the Spanish Supreme Court decisions and remain uncertain.

Imtech claim: In January 2018, ING Bank received a claim from Stichting ImtechClaim.nl and Imtech Shareholders Action Group B.V. on behalf of certain (former) shareholders of Imtech N.V. (“Imtech”). Furthermore, on 28 March 2018, ING Bank received another claim on the same subject matter from the VEB. Each of the claimants allege inter alia that shareholders were misled by the prospectus of the rights issues of Imtech in July 2013 and October 2014. ING Bank, being one of the underwriters of the rights issues, is held liable by the claimants for the damages that investors in Imtech would have suffered. ING Bank responded to the claimants denying any and all responsibility in relation to the allegations made in the relevant letters. In September 2018, the trustees in the bankruptcy of Imtech claimed from various financing parties, including ING, payment of what the security agent has collected following bankruptcy or intends to collect, repayment of all that was repaid to the financing parties, as well as compensation for the repayment of the bridge financing. At this moment it is not possible to assess the outcome of these claims nor to provide an estimate of the (potential) effect of these claims.

Mexican Government Bond litigation A class action complaint was filed adding ING Bank N.V., ING Groep N.V., ING Bank Mexico S.A. and ING Financial Markets LLC (“ING”) as defendants to a complaint that had previously been filed against multiple other financial institutions.  The complaint alleges that the defendants conspired to fix the prices of Mexican Government Bonds. ING is defending itself against the allegations. Currently, it is not possible to provide an estimate of the (potential) financial effect of this claim.